Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment, Net (Textual)
Depreciation expense	$ 931,422	$ 1,134,136	$ 884,947
Loss on disposition of property and equipment		$ (283,487)	$ (12,179)